Summary of Significant Accounting Policies (Details Narrative)									3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 11, 2022	Sep. 19, 2022 $ / shares shares	Sep. 15, 2022 USD ($) $ / shares shares	Jun. 07, 2022 USD ($)	Jun. 06, 2022 USD ($)	Mar. 02, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($)	Nov. 10, 2021	Sep. 30, 2022 USD ($) Segment $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Segment $ / shares shares	Jun. 30, 2021 USD ($) shares	Nov. 11, 2022 USD ($)	Oct. 12, 2022 USD ($)	Apr. 11, 2022 $ / shares	Apr. 01, 2022 $ / shares shares	Feb. 28, 2022 USD ($)	Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of reportable segments | Segment									2			2
Long-Term Debt, Gross									$ 32,314,299			$ 35,139,538	$ 6,747,021
Derivative Liability, Current									9,124,756			9,399,620
Derivative cash liability									606,000,000			180,000,000
Retained Earnings (Accumulated Deficit)									153,309,017			149,140,426	46,908,336
Assets, Current									10,229,398			9,971,985	29,710,243
Liabilities, Current									62,523,660			65,822,224	12,176,173
Net Cash Provided by (Used in) Operating Activities									4,594,854	$ 3,391,219		21,006,437	18,883,006
Net Income (Loss) Attributable to Parent									$ 4,168,591	$ 552,381		$ 102,232,090	26,372,734
Share Price | $ / shares									$ 2.1832	$ 7.31		$ 2.1832				$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.00			$ 0.25			$ 0.25
Cash and Cash Equivalents, at Carrying Value									$ 2,982,179	$ 2,817,536		$ 2,517,146	19,917,196						$ 12,353,307
Other Liabilities, Current									52,294,262			55,850,239
Senior Notes, Noncurrent									2,265,927			2,265,928
Proceeds from Convertible Debt									$ 2,000,000			$ 2,000,000
Percentage of offering fees									7.00%			7.00%
Stock Issued During Period, Shares, New Issues | shares												1,165,813
Class of Warrant or Right, Outstanding | shares						2,250,000
Net Cash Provided by (Used in) Financing Activities									$ 3,838,549	(899,362)		$ 23,488,285	86,356,201
Preferred Stock, Dividend Rate, Percentage									10.00%			10.00%
Digital assets												$ 0	223,515
Goodwill									$ 20,993,275			22,275,313	40,937,370							[1]
Impairment of Long-Lived Assets to be Disposed of												19,526,058	0
Asset Impairment Charges												46,498,689
Operating Lease, Impairment Loss												1,416,807
Advertising Expense												25,728,220	10,038,524
Repayments of Senior Debt									$ 2,778,427
Debt Instrument, Maturity Date									Jun. 02, 2023
Percentage of gross proceeds									50.00%
Proceeds from Issuance of Common Stock									$ 6,854,418			3,885,109
Repayments of Notes Payable									36,814	52,857		171,661	83,659
Payments of Dividends									$ 200,628			501,570
Other Nonoperating Income (Expense) [Member]
Property, Plant and Equipment [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax												$ 149,573	440,452
Player Relationships and Developed Technology and Software [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life									5 years			5 years
Tradename [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life									10 years			10 years
Gaming Licenses [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life									2 years			2 years
iGaming Argyll [Member]
Property, Plant and Equipment [Line Items]
Goodwill, Impairment Loss												$ 3,852,876
Goodwill												26,972,631
Argrll Tradename [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges												3,972,022
EGL Tradename [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges												13,484,122
Argyll, EGL, HelixGameCenters, LeaseholdImprovements and FinanceLeaseAssets [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges												653,107
EEG Games Segment [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges												44,481
Helix Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges												$ 608,626
EEG Game Segment [Member]
Property, Plant and Equipment [Line Items]
Goodwill, Impairment Loss											$ 23,119,755
10% Series A Cumulative Redeemable Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred Stock, Dividend Rate, Percentage								10.00%				10.00%
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net Income (Loss) Attributable to Parent
Stock Issued During Period, Shares, New Issues | shares												1,165,813
Common stock issued in equity financing net of issuance costs, shares | shares									30,000,000			15,000,000	2,000,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares									33,600,000			17,250,000	5,603,674
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Senior Notes, Noncurrent			$ 2,265,928
Percentage of offering fees			7.00%
Cash														$ 1,134,097	$ 2,571,692
Subsequent Event [Member] | Redeemable Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred Stock, Dividend Rate, Percentage	10.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Market capital requirement amount					$ 35,000,000
Cash, FDIC Insured Amount									$ 250,000			$ 250,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Market capital requirement amount				$ 35,000,000	$ 35,000,000
March 2022 Offering [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						15,000,000						15,000,000
Share Price | $ / shares						$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						15,000,000			17,250,000			15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.00						$ 1.00
Proceeds from Issuance or Sale of Equity						$ 13,605,000
Sale of Stock, Price Per Share | $ / shares						$ 1.00						$ 1.00
Proceeds from Issuance of Common Stock												$ 1,395,000
March 2022 Offering [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						2,250,000
March 2022 Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.00
March 2022 Warrants [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						1.00
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																	2,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01			$ 1.00			$ 1.00					$ 1.00
Payments for Commissions									$ 7,500,000			$ 7,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares		3,600,000							3,600,000			3,600,000
Shares Issued, Price Per Share | $ / shares									$ 0.01			$ 0.01
Proceeds from issuance of warrant									$ 36,000			$ 36,000
Class of Warrant or Right, Outstanding | shares												2,250,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.25
September 2022 Warrants [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		30,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.25							$ 0.25			$ 0.25
September 2022 Warrants [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			30,000,000
Share Price | $ / shares			$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.25
September 2022 Warrants [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		30,000,000
September 2022 Warrants [Member] | Maximum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			30,000,000
September 2022 Offering [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		30,000,000							30,000,000
Share Price | $ / shares		$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		30,000,000							33,600,000			30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.00							$ 0.25
Proceeds from Issuance or Sale of Equity									$ 2,000,000
Senior Notes, Noncurrent									$ 4,075,991			$ 4,080,990
Percentage of offering fees									7.00%
Securities Purchased under Agreements to Resell									$ 512,500			$ 512,500
Stock Issued During Period, Shares, New Issues | shares									2,050,000			2,050,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares												2,050,000
Percentage of gross proceeds									50.00%
Sale of Stock, Price Per Share | $ / shares		$ 0.25							$ 0.25
September 2022 Offering [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Shares, Issued | shares									2,050,000
September 2022 Offering [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Senior Notes, Noncurrent			$ 4,080,990
Securities Purchased under Agreements to Resell			$ 512,500
Stock Issued During Period, Shares, New Issues | shares			2,050,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			2,050,000
September Over Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.25
Class of Warrant or Right, Outstanding | shares												3,600,000
Senior Convertible Note [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Current									$ 9,124,756
Derivative cash liability									$ 606,000,000
Senior Convertible Note [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues | shares									14,758,874			16,031,513
Exchange Agreement [Member] | New Note [Member]
Property, Plant and Equipment [Line Items]
Long-Term Debt, Gross							$ 35,000,000											$ 29,150,001
Exchange Agreement [Member] | Senior Convertible Note [Member]
Property, Plant and Equipment [Line Items]
Long-Term Debt, Gross									$ 32,221,573
Debt Instrument, Periodic Payment							$ 35,000,000

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.